Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000255873 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000255873 [Member] | Short Term Investment Fund Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000255873 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000255873 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000255873 [Member] | Total Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000255873 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000255873 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000255873 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000255873 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000255873 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000255873 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000255873 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000255873 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000255873 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000255873 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000255873 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000255873 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000255873 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000255873 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000255873 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000255873 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000255873 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000255873 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000255875 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000255875 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000255875 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000255875 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000255875 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000255875 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000255875 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000255875 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000255875 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000255875 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000236661 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236661 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1]
C000236661 [Member] | Credit Quality Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000236661 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.40%	[1]
C000236661 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[1]
C000236661 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[1]
C000236661 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%	[1]
C000236661 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000236661 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000236661 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000236661 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000236661 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000236661 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000236661 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000255874 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000255874 [Member] | Short Term Investment Fund Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000255874 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000255874 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000255874 [Member] | Total Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000255874 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000255874 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000255874 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000255874 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000255874 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000255874 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000255874 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000255874 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000255874 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000255874 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000255874 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000255874 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000255874 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000255874 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000255874 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000255874 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000255874 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000255874 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000242914 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242914 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[2]
C000242914 [Member] | Credit Quality Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[2]
C000242914 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[2]
C000242914 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[2]
C000242914 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[2]
C000242914 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%	[2]
C000242914 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%	[2]
C000242914 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%	[2]
C000242914 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%	[2]
C000242914 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[2]
C000242914 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000242914 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000242914 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000242914 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000242914 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000242914 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000242914 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000242915 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242915 [Member] | Short Term Investment Fund Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000242915 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000242915 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000242915 [Member] | Total Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242915 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000242915 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000242915 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000242915 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000242915 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000242915 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000242915 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000242915 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000242915 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000242915 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000242915 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000242915 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000242915 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000242915 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000242915 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000242915 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000242915 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000242915 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000242915 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000242915 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000242915 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000242915 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000242915 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000242915 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000242915 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000242915 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000236660 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236660 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000236660 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236660 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000236660 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000236660 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000236660 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000236660 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000236660 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000236660 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000236660 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000236660 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000236660 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000241418 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000241418 [Member] | Short Term Investment Fund Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241418 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000241418 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000241418 [Member] | Total Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000241418 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000241418 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241418 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000241418 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241418 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241418 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000241418 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000241418 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000241418 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000241418 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000241418 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000241418 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000241418 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000241418 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000241418 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000241418 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000241418 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000241418 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000236659 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236659 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[3]
C000236659 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[3]
C000236659 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[3]
C000236659 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[3]
C000236659 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%	[3]
C000236659 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[3]
C000236659 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[3]
C000236659 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%	[3]
C000236659 [Member] | C or Lower [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[3]
C000236659 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[3]
C000236659 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000236659 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000236659 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000236659 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000236659 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000236659 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000236659 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000236659 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000236659 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000236658 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236658 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000236658 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000236658 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000236658 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000236658 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000236658 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000236658 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236658 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236658 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000236658 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236658 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000236658 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000236658 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%

[1]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[2]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[3]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.